Convertible Note (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Debt [Abstract]
Schedule of conversion of convertible note
February 9, 2022-May 25, 2022
Risk-free interest rate	0.53-0.91%
Expected life	0.20-0.48 year
Discount rate	9.33-11.22%
Expected volatility	80.48-143.72%
Expected dividend yield	0%
Fair value	$2,261,270

November 8, 2022-December 24, 2022
Risk-free interest rate	4.66-4.72%
Expected life	0.70-0.83 year
Discount rate	1137-11.72%
Expected volatility	99.91-103.93%
Expected dividend yield	0%
Fair value	$1,534,654